UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22691

F/m Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio	45246
(Address of principal executive offices)		(Zip code)

Linda J. Hoard

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30 and August 31

Date of reporting period:	July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Oakhurst Fixed Income Fund

 The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022).

Oakhurst Short Duration Bond Fund

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022).

Oakhurst Short Duration High Yield Credit Fund

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022).

F/m Investments Large Cap Focused Fund

The securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022) are listed below.

Alphabet Inc

		Meeting Date	6/1/2022	Record Date	04/05/2022	Ticker	GOOGL
				Agenda Type	Mgmt
		Ballot Sec ID	CUSIP9-02079K305

Annual Meeting Agenda (06/01/2022)		Not Voted
1a.	Elect Larry Page	Not Voted
1b.	Elect Sergey Brin	Not Voted
1c.	Elect Sundar Pichai	Not Voted
1d.	Elect John L. Hennessy	Not Voted
1e.	Elect Frances H. Arnold	Not Voted
1f.	Elect L. John Doerr	Not Voted
1g.	Elect Roger W. Ferguson, Jr.	Not Voted
1h.	Elect Ann Mather	Not Voted
1i.	Elect K. Ram Shriram	Not Voted
1j.	Elect Robin L. Washington	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Amendment to the 2021 Stock Plan	Not Voted
4.	Increase in Authorized Common Stock	Not Voted
5.	Shareholder Proposal Regarding Lobbying Report	Not Voted
6.	Shareholder Proposal Regarding Lobbying Activity Alignment with the Paris Agreement	Not Voted
7.	Shareholder Proposal Regarding Report on Physical Risks of Climate Change	Not Voted
8.	Shareholder Proposal Regarding Report on Water Management Risks	Not Voted
9.	Shareholder Proposal Regarding Racial Equity Audit	Not Voted
10.	Shareholder Proposal Regarding Concealment Clauses	Not Voted
11.	Shareholder Proposal Regarding Recapitalization	Not Voted
12.	Shareholder Proposal Regarding Report on Government Takedown Requests	Not Voted
13.	Shareholder Proposal Regarding Report on Siting in Countries of Significant Human Rights Concern	Not Voted
14.	Shareholder Proposal Regarding Report on Data Collection, Privacy, and Security	Not Voted
15.	Shareholder Proposal Regarding Algorithm Disclosures	Not Voted
16.	Shareholder Proposal Regarding Human Rights Impact Assessment Report	Not Voted
17.	Shareholder Proposal Regarding Report on Business Practices and Financial Returns	Not Voted
18.	Shareholder Proposal Regarding Report on Board Diversity	Not Voted
19.	Shareholder Proposal Regarding Formation of Environmental Sustainability Committee	Not Voted
20.	Shareholder Proposal Regarding Employee Representative Director	Not Voted
21.	Shareholder Proposal Regarding Report on Military Policing Agencies	Not Voted

Amerisource Bergen Corp.

		Meeting Date	3/10/2022	Record Date	01/10/2022	Ticker	ABC
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-03073E105

Annual Meeting Agenda (03/10/2022)
1A.	Elect Ornella Barra	Not Voted
1B.	Elect Steven H. Collis	Not Voted
1C.	Elect D. Mark Durcan	Not Voted
1D.	Elect Richard W. Gochnauer	Not Voted
1E.	Elect Lon R. Greenberg	Not Voted
1F.	Elect Jane E. Henney	Not Voted
1G.	Elect Kathleen Hyle	Not Voted
1H.	Elect Michael J. Long	Not Voted
1I.	Elect Henry W. McGee	Not Voted
1J.	Elect Dennis M. Nally	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted
4.	Approval of the 2022 Omnibus Incentive Plan	Not Voted
5.	Shareholder Proposal Prohibiting Adjustments for Legal and Compliance Costs	Not Voted
6.	Shareholder Proposal Regarding Right to Call Special Meetings	Not Voted

Booking Holdings Inc

		Meeting Date	6/9/2022	Record Date	04/21/2022	Ticker	BKNG	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-09857L108

Annual Meeting Agenda (06/09/2022)
1.	Election of Directors	Not Voted
1.1	Elect Timothy M. Armstrong	Not Voted
1.2	Elect Glenn D. Fogel	Not Voted
1.3	Elect Mirian M. Graddick-Weir	Not Voted
1.4	Elect Wei Hopeman	Not Voted
1.5	Elect Robert J. Mylod Jr.	Not Voted
1.6	Elect Charles H. Noski	Not Voted
1.7	Elect Nicholas J. Read	Not Voted
1.8	Elect Thomas E. Rothman	Not Voted
1.9	Elect Sumit Singh	Not Voted
1.10	Elect Lynn M. Vojvodich Radakovich	Not Voted
1.11	Elect Vanessa A. Wittman	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted
4.	Shareholder Proposal Regarding Right to Call Special Meetings	Not Voted
5.	Shareholder Proposal Regarding Linking Executive Pay to Climate Change Performance	Not Voted

Datadog Inc
		Meeting Date	6/2/2022	Record Date	04/05/2022	Ticker	DDOG	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-23804L103
Annual Meeting Agenda (06/02/2022)
1A.	Elect Titi Cole	Not Voted
1B.	Elect Matthew Jacobson	Not Voted
1C.	Elect Julie G. Richardson	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted

Fedex Corp

		Meeting Date	9/27/2021	Record Date	08/02/2021	Ticker	FDX	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-31428X106

Annual Meeting Agenda (09/27/2021)
1A.	Elect Marvin R. Ellison	Not Voted
1B.	Elect Susan Patricia Griffith	Not Voted
1C.	Elect Kimberly A. Jabal	Not Voted
1D.	Elect Shirley Ann Jackson	Not Voted
1E.	Elect R. Brad Martin	Not Voted
1F.	Elect Joshua Cooper Ramo	Not Voted
1G.	Elect Susan C. Schwab	Not Voted
1H.	Elect Frederick W. Smith	Not Voted
1I.	Elect David P. Steiner	Not Voted
IJ.	Elect Rajesh Subramaniam	Not Voted
1K.	Elect Paul S. Walsh	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted
4.	Shareholder Proposal Regarding Independent Chair	Not Voted
5.	Shareholder Proposal Regarding Report on Political Expenditures and Values Congruency	Not Voted
6.	Shareholder Proposal Regarding Lobbying Report	Not Voted
7.	Shareholder Proposal Regarding Report on Racism in Company Culture	Not Voted
8.	Shareholder Proposal Regarding Severance Approval Policy	Not Voted

Molina Healthcare Inc

		Meeting Date	5/4/2022	Record Date	03/07/2022	Ticker	MOH	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-60855R100

Annual Meeting Agenda (05/04/2022)
1A.	Elect Barbara L. Brasier	Not Voted
1B.	Elect Daniel Cooperman	Not Voted
1C.	Elect Stephen H. Lockhart	Not Voted
1D.	Elect Steven J. Orlando	Not Voted
1E.	Elect Ronna E. Romney	Not Voted
1F.	Elect Richard M. Schapiro	Not Voted
1G.	Elect Dale Wolf	Not Voted
1H.	Elect Richard Zoretic	Not Voted
1I.	Elect Joseph M. Zubretsky	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted

MongoDB Inc

		Meeting Date	6/28/2022	Record Date	04/29/2022	Ticker	MDB	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-60937P106

Annual Meeting Agenda (06/28/2022)
1.	Election of Directors	Not Voted
1.1	Elect Francisco D’Souza	Not Voted
1.2	Elect Charles M. Hazard, Jr.	Not Voted
1.3	Elect Peter Thomas Killalea	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted				For

NVIDIA Corp

		Meeting Date	6/2/2022	Record Date	04/04/2022	Ticker	NVDA	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-67066G104

Annual Meeting Agenda (06/02/2022)
1A.	Elect Robert K. Burgess		Not Voted
1B.	Elect Tench Coxe		Not Voted
1C.	Elect John O. Dabiri		Not Voted
1D.	Elect Persis S. Drell		Not Voted
1E.	Elect Jen-Hsun Huang		Not Voted
1F.	Elect Dawn Hudson		Not Voted
1G.	Elect Harvey C. Jones		Not Voted
1H.	Elect Michael G. McCaffery		Not Voted
1I.	Elect Stephen C. Neal		Not Voted
1J.	Elect Mark L. Perry		Not Voted
1K.	Elect A. Brooke Seawell		Not Voted
1L.	Elect Aarti Shah		Not Voted
1M.	Elect Mark A. Stevens		Not Voted
2.	Advisory Vote on Executive Compensation		Not Voted
3.	Ratification of Auditor		Not Voted
4.	Increase in Authorized Common Stock		Not Voted
5.	Amendment to the 2007 Equity Incentive Plan		Not Voted

SS&C Technologies Holdings Inc

		Meeting Date	5/11/2022	Record Date	03/16/2022	Ticker	SSNC	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-78467J100

Annual Meeting Agenda (05/11/2022)
1.	Election of Directors	Not Voted
1.1	Elect Smita Conjeevaram	Not Voted
1.2	Elect Michael E. Daniels	Not Voted
1.3	Elect William C. Stone	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted

Solaredge Technologies Inc

		Meeting Date	6/20/2022	Record Date	04/21/2022	Ticker	SEDG	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-83417M104

Annual Meeting Agenda (06/20/2022)
1a.	Elect Betsy S. Atkins	Not Voted
1b.	Elect Dirk Hoke	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted

Unitedhealth Group Inc

		Meeting Date	6/6/2022	Record Date	04/08/2022	Ticker	UNH	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-91324P102

Annual Meeting Agenda (06/06/2022)
1a.	Elect Timothy P. Flynn	Not Voted
1b.	Elect Paul R. Garcia	Not Voted
1c.	Elect Stephen J. Hemsley	Not Voted
1d.	Elect Michele J. Hooper	Not Voted
1e.	Elect F. William McNabb, III	Not Voted
1f.	Elect Valerie C. Montgomery Rice	Not Voted
1g.	Elect John H. Noseworthy	Not Voted
1h.	Elect Andrew Witty	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted
4.	Shareholder Proposal Regarding Severance Approval Policy	Not Voted
5.	Shareholder Proposal Regarding Report on Political Expenditures and Values Congruency	Not Voted

Vertex Pharmaceuticals, Inc.

		Meeting Date	5/18/2022	Record Date	03/24/2022	Ticker	VRTX	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-92532F100

Annual Meeting Agenda (05/18/2022)
1A.	Elect Sangeeta N. Bhatia		Not Voted
1B.	Elect Lloyd A. Carney		Not Voted
1C.	Elect Alan M. Garber		Not Voted
1D.	Elect Terrence C. Kearney		Not Voted
1E.	Elect Reshma Kewalramani		Not Voted
1F.	Elect Yuchun Lee		Not Voted
1G.	Elect Jeffrey M. Leiden		Not Voted
1H.	Elect Margaret G. McGlynn		Not Voted
1I.	Elect Diana L. McKenzie		Not Voted
1J.	Elect Bruce I. Sachs		Not Voted
1K.	Elect Suketu Upadhyay		Not Voted
2.	Ratification of Auditor		Not Voted
3.	Advisory Vote on Executive Compensation		Not Voted
4.	Amendment to the 2013 Stock and Option Plan		Not Voted

Advanced Micro Devices Inc.

		Meeting Date	5/18/2022	Record Date	03/22/2022	Ticker	AMD	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-007903107

Annual Meeting Agenda (05/18/2022)
1A.	Elect John E. Caldwell		Not Voted
1B.	Elect Nora M. Denzel		Not Voted
1C.	Elect D. Mark Durcan		Not Voted
1D.	Elect Michael P. Gregoire		Not Voted
1E.	Elect Joseph A. Householder		Not Voted
1F.	Elect John W. Marren		Not Voted
1G.	Elect Jon A. Olson		Not Voted
1H.	Elect Lisa T. Su		Not Voted
1I.	Elect Abhijit Y. Talwalkar		Not Voted
1J.	Elect Elizabeth W. Vanderslice		Not Voted
2.	Ratification of Auditor		Not Voted
3.	Advisory Vote on Executive Compensation		Not Voted

Amazon.com Inc.

		Meeting Date	5/25/2022	Record Date	03/31/2022	Ticker	AMZN	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-023135106

Annual Meeting Agenda (05/25/2022)		Not Voted
1a.	Elect Jeffrey P. Bezos	Not Voted
1b.	Elect Andrew R. Jassy	Not Voted
1c.	Elect Keith B. Alexander	Not Voted
1d.	Elect Edith W. Cooper	Not Voted
1e.	Elect Jamie S. Gorelick	Not Voted
1f.	Elect Daniel P. Huttenlocher	Not Voted
1g.	Elect Judith A. McGrath	Not Voted
1h.	Elect Indra K. Nooyi	Not Voted
1i.	Elect Jonathan J. Rubinstein	Not Voted
1j.	Elect Patricia Q. Stonesifer	Not Voted
1k.	Elect Wendell P. Weeks	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted
4.	Amendment to the Certificate of Incorporation to Effect a 20-for-1 Stock Split and a Proportional Increase in Authorized Common Stock	Not Voted
5.	Shareholder Proposal Regarding Aligning Climate Goals with Employee Retirement Plan Options	Not Voted
6.	Shareholder Proposal Regarding Report on Customer Due Diligence	Not Voted
7.	Shareholder Proposal Regarding Hourly Associate Representation on the Board	Not Voted
8.	Shareholder Report on Plastic Packaging	Not Voted
9.	Shareholder Proposal Regarding Report on Worker Health and Safety Disparities	Not Voted
10.	Shareholder Proposal Regarding Concealment Clauses	Not Voted
11.	Shareholder Proposal Regarding Charitable Contributions Disclosure	Not Voted
12.	Shareholder Proposal Regarding Report on Tax Transparency	Not Voted
13.	Shareholder Proposal Regarding Report on Freedom of Association	Not Voted
14.	Shareholder Proposal Regarding Lobbying Report	Not Voted
15.	Shareholder Proposal Regarding Multiple Board Nominees	Not Voted
16.	Shareholder Proposal Regarding Report on Working Conditions	Not Voted
17.	Shareholder Proposal Regarding Median Gender and Racial Pay Equity Report	Not Voted
18.	Shareholder Proposal Regarding Diversity and Equity Audit	Not Voted
19.	Shareholder Proposal Regarding the Human Rights Impacts of Facial Recognition Technology	Not Voted

Apple Inc

		Meeting Date	3/4/2022	Record Date	01/03/2022	Ticker	AAPL	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-037833100

Annual Meeting Agenda (03/04/2022)
1A.	Elect James A. Bell	Not Voted
1B.	Elect Timothy D. Cook	Not Voted
1C.	Elect Albert A. Gore	Not Voted
1D.	Elect Alex Gorsky	Not Voted
1E.	Elect Andrea Jung	Not Voted
1F.	Elect Arthur D. Levinson	Not Voted
1G.	Elect Monica C. Lozano	Not Voted
1H.	Elect Ronald D. Sugar	Not Voted
1I.	Elect Susan L. Wagner	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted
4.	Approval of the 2022 Employee Stock Plan	Not Voted
5.	Shareholder Proposal Regarding Becoming a Public Benefit Corporation	Not Voted
6.	Shareholder Proposal Regarding App Removals	Not Voted
7.	Shareholder Proposal Regarding Report on Effectiveness of Supply Chain Policies on Forced Labor	Not Voted
8.	Shareholder Proposal Regarding Median Gender and Racial Pay Equity Report	Not Voted
9.	Shareholder Proposal Regarding Civil Rights Audit	Not Voted
10.	Shareholder Proposal Regarding Concealment Clauses	Not Voted

Delta Air Lines, Inc.

		Meeting Date	6/16/2022	Record Date	04/29/2022	Ticker	DALRQ	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-247361702

Annual Meeting Agenda (06/16/2022)
1a.	Elect Edward H. Bastian	Not Voted
1b.	Elect Francis S. Blake	Not Voted
1c.	Elect Ashton Carter	Not Voted
1d.	Elect Greg Creed	Not Voted
1e.	Elect David G. DeWalt	Not Voted
1f.	Elect William H. Easter III	Not Voted
1g.	Elect Leslie D. Hale	Not Voted
1h.	Elect Christopher A. Hazleton	Not Voted
1i.	Elect Michael P. Huerta	Not Voted
1j.	Elect Jeanne P. Jackson	Not Voted
1k.	Elect George N. Mattson	Not Voted
1l.	Elect Sérgio A. L. Rial	Not Voted
1m.	Elect David. S. Taylor	Not Voted
1n.	Elect Kathy N. Waller	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted
4.	Shareholder Proposal Regarding Lobbying Report	Not Voted

Ford Motor Co.

		Meeting Date	5/12/2022	Record Date	03/16/2022	Ticker	FDMTP	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-345370860

Annual Meeting Agenda (05/12/2022)
1A.	Elect Kimberly A. Casiano	Not Voted
1B.	Elect Alexandra Ford English	Not Voted
1C.	Elect James D. Farley, Jr.	Not Voted
1D.	Elect Henry Ford III	NotVoted
1E.	Elect William Clay Ford, Jr.	Not Voted
1F.	Elect William W. Helman IV	Not Voted
1G.	Elect Jon M. Huntsman, Jr.	Not Voted
1H.	Elect William E. Kennard	Not Voted
1I.	Elect John C. May	Not Voted
1J.	Elect Beth E. Mooney	Not Voted
1K.	Elect Lynn M. Vojvodich Radakovich	Not Voted
1L.	Elect John L. Thornton	Not Voted
1M.	Elect John B. Veihmeyer	Not Voted
1N.	Elect John S. Weinberg	Not Voted
2.	Ratification of Auditor	NotVoted
3.	Advisory Vote on Executive Compensation	NotVoted
4.	Extension of Tax Benefit Preservation Plan	Not Voted
5.	Shareholder Proposal Regarding Recapitalization	Not Voted

Hartford Financial Services Group Inc.

		Meeting Date	5/18/2022	Record Date	03/21/2022	Ticker	HIG	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-416515104

Annual Meeting Agenda (05/18/2022)
1A.	Elect Larry D. De Shon	Not Voted
1B.	Elect Carlos Dominguez	Not Voted
1C.	Elect Trevor Fetter	Not Voted
1D.	Elect Donna A. James	Not Voted
1E.	Elect Kathryn A. Mikells	Not Voted
1F.	Elect Teresa W. Roseborough	Not Voted
1G.	Elect Virginia P. Ruesterholz	Not Voted
1H.	Elect Christopher J. Swift	Not Voted
1I.	Elect Matthew E. Winter	Not Voted
1J.	Elect Greig Woodring	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted
4.	Frequency of Advisory Vote on Executive Compensation	Not Voted
5.	Shareholder Proposal Regarding Fossil Fuel Underwriting Policy	Not Voted

Lam Research Corp.

		Meeting Date	11/8/2021	Record Date	09/09/2021	Ticker	LRCX	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-512807108

Annual Meeting Agenda (11/08/2021)
1.	Election of Directors	Not Voted
1.1	Elect Sohail U. Ahmed	Not Voted
1.2	Elect Timothy M. Archer	Not Voted
1.3	Elect Eric K. Brandt	Not Voted
1.4	Elect Michael R. Cannon	Not Voted
1.5	Elect Catherine P. Lego	Not Voted
1.6	Elect Bethany J. Mayer	Not Voted
1.7	Elect Abhijit Y. Talwalkar	Not Voted
1.8	Elect Rick Lih-Shyng TSAI	Not Voted
1.9	Elect Leslie F. Varon	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted

Lattice Semiconductor Corp.

		Meeting Date	5/6/2022	Record Date	03/11/2022	Ticker	LSCC	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-518415104

Annual Meeting Agenda (05/06/2022)
1.1	Elect James R. Anderson	Not Voted
1.2	Elect Robin A. Abrams	Not Voted
1.3	Elect Mark E. Jensen	Not Voted
1.4	Elect Anjali Joshi	Not Voted
1.5	Elect James P. Lederer	Not Voted
1.6	Elect Krishna Rangasayee	Not Voted
1.7	Elect D. Jeffrey Richardson	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted

Microsoft Corporation

		Meeting Date	11/30/2021	Record Date	09/30/2021	Ticker	MSFT	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-594918104

Annual Meeting Agenda (11/30/2021)
1A.	Elect Reid G. Hoffman	Not Voted
1B.	Elect Hugh F. Johnston	Not Voted
1C.	Elect Teri L. List	Not Voted
1D.	Elect Satya Nadella	Not Voted
1E.	Elect Sandra E. Peterson	Not Voted
1F.	Elect Penny S. Pritzker	Not Voted
1G.	Elect Carlos A. Rodriguez	Not Voted
1H.	Elect Charles W. Scharf	Not Voted
1I.	Elect John W. Stanton	Not Voted
1J.	Elect John W. Thompson	Not Voted
1K.	Elect Emma N. Walmsley	Not Voted
1L.	Elect Padmasree Warrior	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Approval of the Employee Stock Purchase Plan	Not Voted
4.	Ratification of Auditor	Not Voted
5.	Shareholder Proposal Regarding Median Gender and Racial Pay Equity Report	Not Voted
6.	Shareholder Proposal Regarding Report on Effectiveness of Workplace Sexual Harassment Policies	Not Voted
7.	Shareholder Proposal Regarding Prohibition of Facial Recognition Technology Sales to Government Entities	Not Voted
8.	Shareholder Proposal Regarding Implementation of the Fair Chance Business Pledge	Not Voted
9.	Shareholder Proposal Regarding Report on Alignment of Lobbying Activities with Company Policies	Not Voted

Micron Technology Inc.

		Meeting Date	1/13/2022	Record Date	11/19/2021	Ticker	MU	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-595112103

Annual Meeting Agenda (01/13/2022)
1A.	Elect Richard M. Beyer	Not Voted
1B.	Elect Lynn A. Dugle	Not Voted
1C.	Elect Steven J. Gomo	Not Voted
1D.	Elect Linnie M. Haynesworth	Not Voted
1E.	Elect Mary Pat McCarthy	Not Voted
1F.	Elect Sanjay Mehrotra	Not Voted
1G.	Elect Robert E. Switz	Not Voted
1H.	Elect MaryAnn Wright	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted

Moody’s Corp.

		Meeting Date	4/26/2022	Record Date	02/28/2022	Ticker	MCO	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-615369105

Annual Meeting Agenda (04/26/2022)
1A.	Elect Jorge A. Bermudez	Not Voted
1B.	Elect Thérèse Esperdy	Not Voted
1C.	Elect Robert Fauber	Not Voted
1D.	Elect Vincent A. Forlenza	Not Voted
1E.	Elect Kathryn M. Hill	Not Voted
1F.	Elect Lloyd W. Howell, Jr.	Not Voted
1G.	Elect Raymond W. McDaniel, Jr.	Not Voted
1H.	Elect Leslie Seidman	Not Voted
1I.	Elect Zig Serafin	Not Voted
1J.	Elect Bruce Van Saun	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted

Pfizer Inc.

		Meeting Date	4/28/2022	Record Date	03/02/2022	Ticker	PFE	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-717081103

Annual Meeting Agenda (04/28/2022)
1A.	Elect Ronald E. Blaylock	Not Voted
1B.	Elect Albert Bourla	Not Voted
1C.	Elect Susan Desmond-Hellmann	Not Voted
1D.	Elect Joseph J. Echevarria	Not Voted
1E.	Elect Scott Gottlieb	Not Voted
1F.	Elect Helen H. Hobbs	Not Voted
1G.	Elect Susan Hockfield	Not Voted
1H.	Elect Dan R. Littman	Not Voted
1I.	Elect Shantanu Narayen	Not Voted
1J.	Elect Suzanne Nora Johnson	Not Voted
1K.	Elect James Quincey	Not Voted
1L.	Elect James C. Smith	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted
4.	Shareholder Proposal Regarding Proxy Access Bylaw Amendment	Not Voted
5.	Shareholder Proposal Regarding Report on Political Expenditures and Values Congruency	Not Voted
6.	Shareholder Proposal Regarding Intellectual Property	Not Voted
7.	Shareholder Proposal Regarding Anticompetitive Practices	Not Voted
8.	Shareholder Proposal Regarding Public Health Costs of Limiting COVID-19 Vaccine Technologies	Not Voted

Qualcomm, Inc.

		Meeting Date	3/9/2022	Record Date	01/10/2022	Ticker	QCOM	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-747525103

Annual Meeting Agenda (03/09/2022)
1A.	Elect Sylvia Acevedo	Not Voted
1B.	Elect Cristiano R. Amon	Not Voted
1C.	Elect Mark Fields	Not Voted
1D.	Elect Jeffrey W. Henderson	Not Voted
1E.	Elect Gregory N. Johnson	Not Voted
1F.	Elect Ann M. Livermore	Not Voted
1G.	Elect Mark D. McLaughlin	Not Voted
1H.	Elect Jamie S. Miller	Not Voted
1I.	Elect Irene B. Rosenfeld	Not Voted
1J.	Elect Kornelis Smit	Not Voted
1K.	Elect Jean-Pascal Tricoire	Not Voted
1L.	Elect Anthony J. Vinciquerra	Not Voted
2.	Ratification of Auditor	Not Voted
3.	Advisory Vote on Executive Compensation	Not Voted

Block Inc

		Meeting Date	11/3/2021	Record Date	10/01/2021	Ticker	SQ	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-852234103

Special Meeting Agenda (11/03/2021)
1.	Stock Issuance for Acquisition of Afterpay	Not Voted
2.	Right to Adjourn Meeting	Not Voted

Walmart Inc

		Meeting Date	6/1/2022	Record Date	04/08/2022	Ticker	WMT	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	US	Country Of Trade	US
		Ballot Sec ID	CUSIP9-931142103

Annual Meeting Agenda (06/01/2022)
1a.	Elect Cesar Conde	Not Voted
1b.	Elect Timothy P. Flynn	Not Voted
1c.	Elect Sarah Friar	Not Voted
1d.	Elect Carla A. Harris	Not Voted
1e.	Elect Thomas Horton	Not Voted
1f.	Elect Marissa A. Mayer	Not Voted
1g.	Elect C. Douglas McMillon	Not Voted
1h.	Elect Gregory B. Penner	Not Voted
1i.	Elect Randall L. Stephenson	Not Voted
1j.	Elect S. Robson Walton	Not Voted
1k.	Elect Steuart Walton	Not Voted
2.	Advisory Vote on Executive Compensation	Not Voted
3.	Ratification of Auditor	Not Voted
4.	Shareholder Proposal Regarding Animal Welfare Practices	Not Voted
5.	Shareholder Proposal Regarding Creation of a Pandemic Workforce Advisory Council	Not Voted
6.	Shareholder Proposal Regarding Report On Risks From State Policies Restricting Reproductive Health Care	Not Voted
7.	Shareholder Proposal Regarding Report on Alignment of Racial Justice Goals with Starting Pay	Not Voted
8.	Shareholder Proposal Regarding Civil Rights Audit	Not Voted
9.	Shareholder Proposal Regarding Charitable Contributions Disclosure	Not Voted
10.	Shareholder Proposal Regarding Lobbying Report	Not Voted

NXP Semiconductors NV

		Meeting Date	6/1/2022	Record Date	05/04/2022	Ticker	NXPI	Share Blocking	No
		Contested	No	Agenda Type	Mgmt	Country Of Origin	NL	Country Of Trade	US
		Ballot Sec ID	CUSIP9-N6596X109

Annual Meeting Agenda (06/01/2022)
1.	Accounts and Reports	Not Voted
2.	Ratification of Board Acts	Not Voted
3a.	Elect Kurt Sievers	Not Voted
3b.	Elect Peter L. Bonfield	Not Voted
3c.	Elect Annette K. Clayton	Not Voted
3d.	Elect Anthony R. Foxx	Not Voted
3e.	Elect Chunyuan Gu	Not Voted
3f.	Elect Lena Olving	Not Voted
3g.	Elect Julie Southern	Not Voted
3h.	Elect Jasmin Staiblin	Not Voted
3i.	Elect Gregory L. Summe	Not Voted
3j.	Elect Karl-Henrik Sundström	Not Voted
4.	Authority to Issue Shares w/ Preemptive Rights	Not Voted
5.	Authority to Issue Shares w/o Preemptive Rights	Not Voted
6.	Authority to Repurchase Shares	Not Voted
7.	Authority to Cancel Repurchased Shares	Not Voted
8.	Advisory Vote on Executive Compensation	Not Voted

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	F/m Funds Trust

By (Signature and Title)*	/s/ Matthew Swendiman
Matthew A. Swendiman, President

Date	August 9, 2022

*	Print the name and title of each signing officer under his or her signature.